SCHEDULE OF WARRANTY LIABILITIES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Warranty Liabilities
As of January 1,	$ 16	$ 22	$ 22
Additional accrual	21	29	37
Utilized	(21)	(29)	(37)
As of December 31,	$ 16	$ 22	$ 22